UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2018 (Unaudited)

INVESTMENT COMPANIES - 67.79%	Shares	Value
Closed-End Funds - 65.03%
Aberdeen Chile Fund, Inc.	274,522	$2,480,306
Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	53,512	792,175
Aberdeen Greater China Fund, Inc.	148,742	2,005,042
Aberdeen Indonesia Fund, Inc.	131,740	960,384
Aberdeen Israel Fund, Inc.	111,241	2,166,975
Aberdeen Japan Equity Fund, Inc.	248,100	2,272,596
Aberdeen Latin America Equity Fund, Inc.	63,054	1,726,425
Aberdeen Singapore Fund, Inc.	199,611	2,646,842
Adams Diversified Equity Fund, Inc.	236,589	3,494,419
Alliance California Municipal Income Fund, Inc.	194,442	2,471,358
Alpine Global Premier Properties Fund	123,487	770,559
Alpine Total Dynamic Dividend Fund	54,881	490,636
Asia Pacific Fund, Inc.	15,851	234,595
Asia Tigers Fund, Inc.	66,134	831,966
BlackRock New York Municipal Income Quality Trust	57,008	712,600
Boulder Growth & Income Fund, Inc.	423,000	4,559,940
Central Securities Corp.	233,873	6,235,054
China Fund, Inc.	336,583	7,451,948
Delaware Enhanced Global Dividend & Income Fund	328,608	3,798,708
Delaware Investments Dividend & Income Fund, Inc.	84,372	890,125
Deutsche Multi-Market Income Trust	383,077	3,363,416
Deutsche Strategic Income Trust	96,795	1,186,997
Dividend and Income Fund	14,878	186,868
Franklin Universal Trust	215,910	1,459,552
Gabelli Global Small and Mid Cap Value Trust (a)	11,855	141,845
The GDL Fund (a)	2,734	25,481
General American Investors Co., Inc.	46,245	1,547,820
Herzfeld Caribbean Basin Fund, Inc.	45,996	330,546
Japan Smaller Capitalization Fund, Inc.	300,892	3,697,963
Juridica Investments Ltd. (g)(h)	495,258	79,039
Lazard Global Total Return and Income Fund, Inc.	9,096	162,091
Lazard World Dividend & Income Fund, Inc.	113,153	1,301,259
MFS Charter Income Trust	2,693	21,867
Morgan Stanley Asia Pacific Fund, Inc.	153,959	2,803,593
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
The New Ireland Fund, Inc.	77,459	933,381
Nuveen Connecticut Quality Municipal Income Fund	138,775	1,595,912
Putnam High Income Securities Fund	397,476	3,593,183
Royce Value Trust, Inc.	27,200	423,232
Source Capital, Inc.	77,335	3,085,280
The Swiss Helvetia Fund, Inc.	753,396	9,229,101
Taiwan Fund, Inc.	156,338	3,306,549
Tri-Continental Corp.	263,420	6,930,580
Turkish Investment Fund, Inc. Escrow (a)(c)(f)(h)	129,831	0
		92,398,208
Business Development Companies - 2.76%
Equus Total Return, Inc. (a)	106,919	254,478
Great Elm Capital Corp.	139,007	1,281,645
MVC Capital, Inc.	239,975	2,382,952
		3,919,075
Total Investment Companies (Cost $85,361,957)		96,317,283

PREFERRED STOCKS - 7.53%
Real Estate Investment Trusts - 7.53%
Brookfield DTLA Fund Office Trust Investor, Inc. - Series A, 7.625%	170,778	4,611,006
Preferred Apartment Communities, Inc. - Series A, 6.000% (c)(f)	6,083	6,083,000
Total Preferred Stocks (Cost $10,103,922)		10,694,006

COMMON STOCKS - 41.08%
Consumer Finance - 0.63%
Emergent Capital, Inc. (a)	2,350,507	893,192
Hotels, Restaurants & Leisure - 3.57%
Tropicana Entertainment, Inc. (a)	93,028	5,069,096
Independent Power and Renewable Electricity Producers - 0.03%
VivoPower International PLC (a)(g)	18,304	40,487
Insurance - 6.68%
Stewart Information Services Corp.	215,966	9,489,546
Professional Services - 4.22%
Hill International, Inc. (a)	1,052,225	5,997,683
Real Estate Investment Trusts - 4.26%
New York REIT, Inc. (a)(h)	281,294	6,050,634
Real Estate Management & Development - 0.16%
Trinity Place Holdings, Inc. (a)	35,680	231,920
	Shares/Units
Special Purpose Acquisition Vehicle - 21.53% (a)
Atlantic Acquisition Corp.	168,274	1,669,278
Avista Healthcare Public Acquisition Corp. (g)	121,090	1,200,002
Big Rock Partners Acquisition Corp.	111,602	1,089,236
Bison Capital Acquisition Corp. (g)	100,000	994,000
Black Ridge Acquisition Corp.	176,445	1,709,752
CM Seven Star Acquisition Corp. (g)	250,000	2,435,000
Constellation Alpha Capital Corp. (g)	75,001	740,260
Draper Oakwood Technology Acquisition, Inc. Units	1	11
Draper Oakwood Technology Acquisition, Inc.	113,790	1,121,969
FlatWorld Acquisition Corporation (g)	105,702	7,505
GigCapital, Inc.	77,400	750,780
Haymaker Acquisition Corp. Units	30,717	305,634
Hunter Maritime Acquisition Corp. (g)	92,442	904,083
I-AM Capital Acquisition Co.	113,791	1,132,220
Industrea Acquisition Corp.	273,098	2,679,091
KBL Merger Corp. IV	275,000	2,708,750
Leisure Acquisition Corp. Units	61,289	606,602
M I Acquisitions, Inc.	110,677	1,155,468
Modern Media Acquisition Corp.	106,604	1,060,710
MTech Acquisition Corp.	81,750	783,165
Mudrick Capital Acquisition Corp. Units	49,182	502,640
Opes Acquisition Corp. Units	49,670	499,427
Pensare Acquisition Corp.	122,745	1,193,081
Stellar Acquisition III, Inc. (g)	196,091	2,029,542
Tiberius Acquisition Corp. Units	113,800	1,140,276
Union Acquisition Corp. Units (g)	212,054	2,169,312
		30,587,794
Total Common Stocks (Cost $57,114,426)		58,360,352

	Shares
LIQUIDATING TRUSTS - 1.64% (a)(c)(f)(h)
BlackRock Defined Opportunity Credit Trust	27,356	410
Crossroads Liquidating Trust	292,681	187,316
JP Morgan China Region Fund, Inc.	192,486	135,548
Winthrop Realty Trust	295,985	2,012,698
Total Liquidating Trusts (Cost $3,543,476)		2,335,972

	Principal
	Amount
CONVERTIBLE NOTES - 1.53% (b)
Emergent Capital, Inc.
5.000%, 02/15/2023	$3,206,898	1,908,104
Wheeler Real Estate Investment Trust (c)(f)
9.000%, 12/15/2018	273,806	273,806
Total Convertible Notes (Cost $3,309,234)		2,181,910

CORPORATE BONDS - 0.01%
Washington Mutual, Inc. (b)(c)(d)(f)
0.000%, 03/17/2014	3,000,000	15,000
Total Corporate Bonds (Cost $0)		15,000

CORPORATE NOTES - 4.95% (b)
Great Elm Capital Corp.
6.500%, 09/18/2022	40,000	1,016,000
6.750%, 01/31/2025	40,000	968,000
MVC Capital, Inc.
6.250%, 11/30/2022	200,000	5,044,000
Total Corporate Notes (Cost $7,000,000)		7,028,000

SENIOR SECURED NOTES - 1.13%
Emergent Capital, Inc. (b)(c)(f)
8.500%, 07/15/2021	1,600,000	1,600,000
Total Senior Secured Notes (Cost $1,600,000)		1,600,000

	Shares
WARRANTS - 0.74% (a)
Avista Healthcare Public Acquisition Corp.
Expiration: December 2021	121,090	39,960
Exercise Price: $11.50 (g)
Barington/Hilco Acquisition Corp.
Expiration: June 2018	15,611	3,278
Exercise Price: $12.50
Big Rock Partners Acquisition Corp.
Expiration: December 2022	55,801	18,080
Exercise Price: $11.50
Bison Capital Acquisition Corp.
Expiration: July 2022	50,000	20,000
Exercise Price: $11.50 (g)
Black Ridge Acquisition Corp.
Expiration: October 2022	161,445	56,506
Exercise Price: $11.50
Borqs Technologies, Inc.
Expiration: August 2022	104,449	26,112
Exercise Price: $12.00 (g)
China Lending Corp.
Expiration: July 2021	79,818	2,714
Exercise Price: $12.00 (g)
CM Seven Star Acquisition Corp.
Expiration: November 2018	125,000	43,750
Exercise Price: $11.50 (g)
Constellation Alpha Capital Corp.
Expiration: March 2024	25,001	6,000
Exercise Price: $11.50 (g)
ConvergeOne Holdings, Inc.
Expiration: February 2023	43,544	51,992
Exercise Price: $11.50
COPsync, Inc.
Expiration: October 2020	10,794	8
Exercise Price: $3.125
Draper Oakwood Technology Acquisition, Inc.
Expiration: September 2024	56,895	48,076
Exercise Price: $11.50
Electrum Special Acquisition Corp.
Expiration: June 2021	46,800	15,912
Exercise Price: $11.50 (g)
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(f)

GigCapital, Inc.
Expiration: March 2025	58,050	27,284
Exercise Price: $11.50
Hemisphere Media Group, Inc.
Expiration: April 2018	39,430	394
Exercise Price: $12.00
Hunter Maritime Acquisition Corp.
Expiration: October 2021	46,221	20,337
Exercise Price: $11.50 (g)
I-AM Capital Acquisition Co.
Expiration: October 2022	113,791	45,516
Exercise Price: $11.50
Industrea Acquisition Corp.
Expiration: August 2024	273,098	149,521
Exercise Price: $11.50
Infrastructure and Energy Alternatives, Inc.
Expiration: March 2023	88,113	76,658
Exercise Price: $11.50
KBL Merger Corp. IV
Expiration: July 2023	275,000	66,000
Exercise Price: $5.75
M I Acquisitions, Inc.
Expiration: November 2020	183,903	147,104
Exercise Price: $11.50
Modern Media Acquisition Corp.
Expiration: June 2022	54,093	28,128
Exercise Price: $11.50
MTech Acquisition Corp.
Expiration: August 2024	81,750	49,868
Exercise Price: $11.50
NextDecade Corp.
Expiration: July 2022	3,262	1,240
Exercise Price: $11.50
Origo Acquisition Corp.
Expiration: December 2021	23,814	9,761
Exercise Price: $11.50 (g)
Pensare Acquisition Corp.
Expiration: August 2022	19,254	9,627
Exercise Price: $11.50
Stellar Acquisition III, Inc.
Expiration: March 2022	204,002	93,841
Exercise Price: $11.50 (g)
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	10,526	0
Exercise Price: $4.75 (c)(f)
Total Warrants (Cost $833,917)		1,057,667

RIGHTS - 0.39% (a)
Atlantic Acquisition Corp.	68,274	33,734
Big Rock Partners Acquisition Corp.	111,602	39,061
Bison Capital Acquisition Corp. (g)	100,000	50,000
Black Ridge Acquisition Corp.	161,445	48,434
CM Seven Star Acquisition Corp. (g)	250,000	80,000
Constellation Alpha Capital Corp. (g)	25,001	9,000
Draper Oakwood Technology Acquisition, Inc.	113,790	64,860
GigCapital, Inc.	77,400	27,864
I-AM Capital Acquisition Co.	113,791	38,120
KBL Merger Corp. IV	275,000	96,250
Modern Media Acquisition Corp.	103,859	40,505
Origo Acquisition Corp. (f)(g)	23,814	2,381
Pensare Acquisition Corp.	38,508	19,254
Total Rights (Cost $483,065)		549,463

MONEY MARKET FUNDS - 11.76%
Fidelity Institutional Government Portfolio - Class I, 1.470% (e)	8,357,523	8,357,523
STIT-Treasury Portfolio - Institutional Class, 1.560% (e)	8,357,523	8,357,523
Total Money Market Funds (Cost $16,715,046)		16,715,046

Total Investments (Cost $186,065,043) - 138.55%		196,854,699
Other Assets in Excess of Liabilities - 0.58%		825,274
Preferred Stock - (39.13)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$142,080,573

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2018.
(c)	Fair valued securities. The total market value of these securities was $10,307,778, representing 7.25% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2018.
(f)	Illiquid securities. The total market value of these securities was $10,310,159, representing 7.26% of net assets.
(g)	Foreign-issued security.
(h)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open.  Price changes of securities in those foreign markets were immaterial to the Fund.  The Fund’s securities were valued as of the close of regular trading on the last day the NYSE was open during the period.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)*	(Level 2)*	(Level 3)**	Total
Investment Companies	$96,317,283	$-	$-	$96,317,283
Preferred Stocks
Real Estate Investment Trusts	4,611,006	-	6,083,000	10,694,006
Common Stocks
Consumer Finance	893,192	-	-	893,192
Hotels, Restaurants & Leisure	5,069,096	-	-	5,069,096
Independent Power & Renewable Electricity Producers	40,487	-	-	40,487
Insurance	9,489,546	-	-	9,489,546
Professional Services	5,997,683	-	-	5,997,683
Real Estate Investment Trusts	6,050,634	-	-	6,050,634
Real Estate Management & Development	231,920	-	-	231,920
Special Purpose Acquisition Vehicles	23,580,527	7,007,267	-	30,587,794
Liquidating Trusts	-	-	2,335,972	2,335,972
Convertible Notes	-	1,908,104	273,806	2,181,910
Corporate Bonds	-	-	15,000	15,000
Corporate Notes	-	7,028,000	-	7,028,000
Senior Secured Notes	-	-	1,600,000	1,600,000
Warrants	806,987	250,680	0	1,057,667
Rights	321,532	227,931	-	549,463
Money Market Funds	16,715,046	-	-	16,715,046
Total	$170,124,939	$16,421,982	$10,307,778	$196,854,699

* Transfers between Levels are recognized at the end of the reporting period.
**The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Transfers between Level 1 and Level 2 securities as of March 31, 2018 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the bid price is used (Level 2 securities). Transfers as of March 31, 2018 are summarized in the table below:

Transfers into Level 1
Common Stock
Independent Power & Renewable Electricity Producers	$40,487
Special Purpose Acquisition Vehicle	5,310,416
Warrants	150,382
Rights	33,734
Transfers out of Level 1
Common Stock
Special Purpose Acquisition Vehicle	$(2,104,085)
Warrants	(117,504)
Rights	(161,006)
Net transfers in and/or out of Level 1	$3,152,424

Transfers into Level 2
Common Stock
Special Purpose Acquisition Vehicle	$2,104,085
Warrants	117,504
Rights	161,006
Transfers out of Level 2
Common Stock
Independent Power & Renewable Electricity Producers	$(40,487)
Special Purpose Acquisition Vehicle	(5,310,416)
Warrants	(150,382)
Rights	(33,734)
Net transfers in and/or out of Level 2	$(3,152,424)

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of March 31, 2018:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$1,057,667

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2018:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$30,770
	on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$168,666
	appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2017	Acquisitions	Dispositions	Transfers into Level 3/ Corporate Actions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 3/31/2018
Closed End Funds	$1,187,878	$-	$(1,725)	$(1,187,551)	$1,725	$(327)	$0
Preferred Stocks	6,061,709	-	-	-	-	21,291	6,083,000
Liquidating Trusts	3,045,599	-	-	158,370	52	(868,049)	2,335,972
Convertible Notes	273,806	-	-	-	-	-	273,806
Corporate Bonds	15,000	-	-	-	-	-	15,000
Senior Secured Notes	1,600,000	-	-	-	-	-	1,600,000
Warrants	0	-	-	-	-	-	0
	$12,183,992	$-	$(1,725)	$(1,029,181)	$1,777	$(847,085)	$10,307,778

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2018:

	Fair Value March 31, 2018		Valuation Methodologies		Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$0		Market Assessment and Company-Specfic Information		Liquidation Value	Increase
Preferred Stocks	6,083,000		Cost		Market Assessments/ Financial Assessements	Increase
Liquidating Trusts	2,335,972		Last Traded Price		Financial Assessements/ Company Announcements	Increase
Convertible Notes	273,806		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Corporate Bonds	15,000		Market Transactions Approach		Single Broker Quote	Increase
Senior Secured Notes	1,600,000		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0		Market Transactions Approach		Discount to Market Price for Share Restrictions	Decrease

(1)	In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Special Opportunities Fund, Inc.

By (Signature and Title)  /s/ Andrew Dakos
Andrew Dakos, President

Date   May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Andrew Dakos
Andrew Dakos, President

Date  May 23, 2018

By (Signature and Title)   /s/ Thomas Antonucci
Thomas Antonucci, Chief Financial Officer

Date  May 23, 2018